PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2024
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment

	As of December 31,
	2023	2024
	RMB	RMB	US$
Office and electronic equipment	21,073,385	20,313,756	2,782,973
Leasehold improvements	14,254,811	14,319,949	1,961,825
Motor vehicles	1,607,517	394,956	54,109
Property and equipment, gross	36,935,713	35,028,661	4,798,907
Less: accumulated depreciation	(28,696,676)	(28,394,152)	(3,889,983)
Property and equipment, net	8,239,037	6,634,509	908,924